Taylor Frigon Core Growth Fund
	Schedule of Investments
	February 28, 2022 (Unaudited)
Shares			Fair Value	% of Net Assets

COMMON STOCKS

Biological Products (No Diagnostic Substances)
134,375	Compugen Ltd. * (Israel)		$ 415,219	0.89%

Communications Equipment, NEC
67,662	Napco Security Technologies, Inc. *		1,379,628	2.96%

Computer Communications Equipment
10,219	Silicom Ltd. * (Israel)		429,709	0.92%

Computer Peripheral Equipment, NEC
43,981	Radcom Ltd. * (Israel)		510,619	1.09%

Computer Storage Devices
41,581	Pure Storage, Inc. - Class A *		1,078,611	2.31%

Electromedical & Electrotherapeutic Apparatus
24,332	InMode Ltd. * (Israel)		1,038,733	2.23%

Electronic Components, NEC
25,081	Impinj, Inc. *		1,724,319	3.70%

Finance Services
4,316	Coinbase Global, Inc. - Class A *		823,363
15,445	Green Dot Corporation - Class A *		442,499
			1,265,862	2.71%

Food & Kindred Products
93,707	Real Good Food Company, Inc. - Class A *		560,368	1.20%

In Vitro & In Vivo Diagnostic Substances
1,593	IDEXX Laboratories, Inc. *		848,034	1.82%

Industrial Organic Chemicals
52,621	Codexis, Inc. *		1,048,737	2.25%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
5,796	Edwards Lifesciences Corporation *		651,296	1.40%

Printed Circuit Boards
215,903	Nano Dimension Ltd. * **		764,297	1.64%

Printing Trades Machinery & Equipment
15,525	Kornit Digital Ltd. * (Israel)		1,472,236	3.16%

Radio & TV Broadcasting & Communications Equipment
47,698	Airgain, Inc. *		433,575
71,155	Vuzix Corporation *		402,737
			836,312	1.79%

Retail - Auto Dealers & Gasoline Stations
193,266	CarLotz, Inc. - Class A *		390,397
8,905	Carvana Co. - Class A *		1,339,935
			1,730,332	3.71%

Retail - Shoe Stores
13,034	Boot Barn Holdings, Inc. *		1,134,219	2.43%

Semiconductors & Related Devices
2,653	Monolithic Power Systems, Inc.		1,216,931
169,289	QuickLogic Corporation *		863,374
			2,080,305	4.46%

Services - Business Services, NEC
11,622	Fiverr International Ltd. * (Israel)		917,092
42,752	Repay Holdings Corporation - Class A *		738,327
			1,655,419	3.55%

Services - Computer Integrated Systems Design
43,727	Ebix, Inc.		1,290,384	2.77%

Services - Computer Programming Services
2,605	EPAM Systems, Inc. *		541,189	1.16%

Services - Computer Programming, Data Processing, Etc.
11,836	Wix.com Ltd. * (Israel)		1,083,941	2.32%

Services - Help Supply Services
12,438	TTEC Holdings, Inc.		988,821	2.12%

Services - Miscellaneous Business Services
14,281	NV5 Global, Inc. *		1,531,637	3.28%

Services - Prepackaged Software
15,865	Alteryx, Inc. - Class A *		988,389
5,243	Bill.com Holdings, Inc. *		1,247,205
7,176	Coupa Software Incorporated *		868,368
8,104	CyberArk Software Ltd. * (Israel)		1,378,815
76,132	Grid Dynamics Holdings, Inc. - Class A *		925,004
4,773	NICE Ltd. * **		1,079,891
14,687	Procore Technologies, Inc. *		957,445
9,317	Splunk Inc. *		1,100,338
4,757	Twilio Inc. - Class A *		831,524
74,016	Zuora, Inc. - Class A *		1,123,563
			10,500,542	22.50%

Special Industry Machinery, NEC
70,406	Velo3D, Inc. *		572,401	1.23%

State Commercial Banks
8,420	Silvergate Capital Corporation - Class A *		1,078,434	2.31%

Surgical & Medical Instruments & Apparatus
123,214	Apyx Medical Corporation *		1,246,926
27,569	Brainsway Ltd. * **		214,349
37,078	ClearPoint Neuro, Inc. *		324,432
24,172	Glaukos Corporation *		1,336,953
15,257	NovoCure Limited (Jersey) *		1,248,938
36,575	Vapotherm, Inc. *		555,574
			4,927,172	10.56%

Telephone & Telegraph Apparatus
105,838	Akoustis Technologies, Inc. *		666,779
30,189	AudioCodes Ltd. (Israel)		855,556
			1,522,335	3.26%

X-Ray Apparatus & Tubes & Related Irradiation Apparatus
31,053	Nano-X Imaging Ltd. (Israel) *		315,188	0.68%

Total for Common Stocks (Cost $36,819,766)			44,976,299	96.41%

	Total Investments		44,976,299
	(Cost - $36,819,766)

	Other Assets in Excess of Liabilities		1,676,811	3.59%

	Net Assets		$ 46,653,110	100.00%

* Non-Income Producing Security.
** ADR - American Depositary Receipt.

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at February 28, 2022, was $36,819,766. At February 28, 2022, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

	Unrealized Appreciation		$ 14,953,968
	Unrealized Depreciation		(6,797,435)
	Unrealized Appreciation		$ 8,156,533

2. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks, including ADRs). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of February 28, 2022:

Valuation of Inputs and Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 44,976,299	$ -	$ -	$ 44,976,299
Total	$ 44,976,299	$ -	$ -	$ 44,976,299

Refer to the Fund's Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets or liabilities during the fiscal quarter ended February 28, 2022.